Vanguard PRIMECAP Core Fund
Supplement Dated June 18, 2024, to the Prospectus and Summary Prospectus Dated January 31, 2024
Important Changes to Vanguard PRIMECAP Core Fund

Effective immediately, Vanguard PRIMECAP Core Fund is reopened to all investors without limitation.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 1220A 062024

Vanguard Fenway Funds

Supplement Dated June 18, 2024, to the Statement of Additional Information Dated January 31, 2024

Important Changes to Vanguard PRIMECAP Core Fund
Effective immediately, Vanguard PRIMECAP Core Fund is reopened to all investors without limitation.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 065A 062024